Operating Leases (Details) (Predecessor) (USD $)	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Future minimum rental payments on noncancelable leases
2013		$ 7,445,898
2014	19,349,000	9,396,732
2015	19,633,000	9,325,460
2016	19,555,000	9,172,061
2017	18,614,000	8,395,049
Thereafter	141,456,000	41,388,058
Total Payments	$ 223,471,000	$ 85,123,258